UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Broadfin Healthcare Master Fund, Ltd.

Address:    20 Genesis Close
            Ansbacher House, Second Floor,
            P.O. Box 1344
            Grand Cayman KY1-1108
            Cayman Islands

13F File Number: 028-14254

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kevin Kotler
Title:      Director
Phone:      212- 808-2460

Signature, Place and Date of Signing:


/s/ Kevin Kotler              New York, New York             February 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name


028-14251               Broadfin Capital, LLC

SK 25125 0001 1263796